Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Reserve of exchange differences on translation [member]	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss) [1]	Other [2]	Total equity attributable to shareholders	Non-controlling interests	Additional paid-in capital [member]	Reserve of equity component of convertible instruments [member]
Beginning balance (shares) at Dec. 31, 2017			1,166,577,000
Beginning balance (shares) (Currently stated [member]) at Dec. 31, 2017			1,166,577,000
Beginning balance at Dec. 31, 2017	$ 11,067		$ 20,893	$ (11,759)	$ (169)	$ 321	$ 9,286	$ 1,781
Beginning balance (Currently stated [member]) at Dec. 31, 2017	11,131		$ 20,893	(11,695)	(169)	321	9,350	1,781
Net income	116			64			64	52
Total other comprehensive income	5			0	5		5
Total comprehensive income	121			64	5		69	52
Transactions with owners
Dividends	(63)			(63)			(63)
Issuedonexerciseofstockoptions			11,000
Funding from non-controlling interests	12							12
Other decrease in non-controlling interests	(95)							(95)
Dividend reinvestment plan			$ 7	(7)
Dividend reinvestment plan (shares)			571,000
Total transactions with owners (shares)			582,000
Total transactions with owners	(146)		$ 7	(70)			(63)	(83)
Ending balance (shares) at Jun. 30, 2018			1,167,159,000
Ending balance at Jun. 30, 2018	11,106	$ 72	$ 20,900	(11,701)	(164)	321	9,356	1,750	$ 283	$ 38
Beginning balance (shares) at Dec. 31, 2018			1,167,847,000
Beginning balance at Dec. 31, 2018	9,385		$ 20,883	(13,453)	(158)	321	7,593	1,792	283	38
Net income	363			305			305	58
Total other comprehensive income	4		0	0	4	0	4	0
Total comprehensive income	367		0	305	4	0	309	58
Transactions with owners
Dividends	(64)			(64)	0		(64)	0
Increase (decrease) through acquisition of subsidiary, equity	8,788		$ 7,903	0	0	0	7,903	885
Issuedonexerciseofstockoptions			25,000
Increase (decrease) in number of shares outstanding			583,669,000
Funding from non-controlling interests	14		$ 0	0	0	0	0	14
Other decrease in non-controlling interests	(28)		0	0	0	0	0	(28)
Increase (decrease) through share-based payment transactions, equity	5					5	5
Dividend reinvestment plan	0		$ 15	(15)	0	0	0	0
Dividend reinvestment plan (shares)			1,127,895
Total transactions with owners (shares)			584,822,000
Total transactions with owners	8,715		$ 7,918	(79)	0	5	7,844	871
Ending balance (shares) at Jun. 30, 2019			1,752,669,000
Ending balance at Jun. 30, 2019	$ 18,467	$ 85	$ 28,801	$ (13,227)	$ (154)	$ 326	$ 15,746	$ 2,721	$ 283	$ 38

[1]	1 Includes cumulative translation losses at June 30, 2019: $85 million (June 30, 2018: $72 million)
[2]	2 Includes additional paid-in capital as at June 30, 2019: $283 million (December 31, 2018: $283 million; June 30, 2018: $283 million) and convertible borrowings - equity component as at June 30, 2019: $38 million (December 31, 2018: $38 million; June 30, 2018: $38 million).The accompanying notes are an integral part of these condensed interim consolidated financial statements.